Financial assets and financial liabilities (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,800,775	R$ 1,882,901
Lease liabilities	874,569	769,525	R$ 714,085	R$ 447,703
Accounts payable to selling shareholders	566,867	528,678
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	108,222	71,482
Loans and financing	2,250,562	2,313,530
Lease liabilities	1,923,128	1,711,092
Accounts payable to selling shareholders	619,171	621,762
Notes payable		62,176
Advances from customers	153,485	133,050
Financial liabilities contractual undiscounted	5,054,568	4,913,092
Later than one year [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	108,222	71,482
Loans and financing	298,981	287,741
Lease liabilities	137,735	117,506
Accounts payable to selling shareholders	387,693	282,481
Notes payable		62,176
Advances from customers	153,485	133,050
Financial liabilities contractual undiscounted	1,086,116	954,436
Later than one year and not later than three years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	1,383,255	788,190
Lease liabilities	268,724	234,688
Accounts payable to selling shareholders	231,478	339,281
Notes payable
Advances from customers
Financial liabilities contractual undiscounted	1,883,457	1,362,159
Later than three years and not later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	568,326	1,237,599
Lease liabilities	255,456	219,127
Accounts payable to selling shareholders
Notes payable
Advances from customers
Financial liabilities contractual undiscounted	823,782	1,456,726
Later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing
Lease liabilities	1,261,213	1,139,771
Accounts payable to selling shareholders
Notes payable
Advances from customers
Financial liabilities contractual undiscounted	R$ 1,261,213	R$ 1,139,771